REINSURANCE AGREEMENTS - SCHEDULE OF EFFECT OF REINSURANCE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effects of Reinsurance [Line Items]
Direct premiums	$ 759.0	$ 719.1	$ 655.0
Considerations for supplementary contracts	5.6	4.4	4.0
Reinsurance assumed	1.2	2.4	2.4
Premiums and annuity considerations	633.5	591.4	519.4
Reinsurance assumed
Effects of Reinsurance [Line Items]
Reinsurance ceded	(70.0)	(76.1)	(92.0)
Reserve balance	1,247.0	1,314.0	1,383.0
Reinsurance ceded - Other
Effects of Reinsurance [Line Items]
Reinsurance ceded	(62.3)	(58.4)	(50.0)
Reserve balance	267.6	$ 282.1	$ 289.0
Northern Trust | Reinsurance assumed
Effects of Reinsurance [Line Items]
Reserve balance	$ 1,131.0